Document and Entity Information	Dec. 12, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 12, 2019
Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Entity Central Index Key	0001011378
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 12, 2019
Document Effective Date	Dec. 12, 2019
Prospectus Date	Apr. 30, 2019
Class I Prospectus | Emerging Markets Debt Portfolio | Class I
Prospectus:
Trading Symbol	MEMNX
Class II Prospectus | Emerging Markets Debt Portfolio | Class II
Prospectus:
Trading Symbol	MBDBX